UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.            REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P MidCap 400® Index Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2012

Sector	% of Portfolio Investments
Basic Materials	4.74%
Communications	4.66%
Consumer, Cyclical	12.90%
Consumer, Non-cyclical	18.44%
Energy	4.76%
Financial	21.30%
Industrial	17.42%
Repurchase Agreements	0.43%
Short Term Investments	2.36%
Technology	7.94%
Utilities	5.05%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,075.30	$3.11

Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.71%
13,455	Albemarle Corp	$802,456
11,838	Ashland Inc	820,492
9,602	Cabot Corp	390,801
6,669	Carpenter Technology Corp	319,045
17,646	Commercial Metals Co	223,045
5,009	Compass Minerals International Inc	382,087
6,958	Cytec Industries Inc	408,017
5,301	Domtar Corp	406,640
8,045	Intrepid Potash Inc (a)	183,104
2,510	Minerals Technologies Inc	160,088
1,605	NewMarket Corp	347,643
12,168	Olin Corp	254,190
11,352	Reliance Steel & Aluminum Co	573,276
9,003	Royal Gold Inc (a)	705,835
19,876	RPM International Inc	540,627
7,301	Sensient Technologies Corp	268,166
5,185	Smurfit Kappa Funding PLC (b)	281,597
33,131	Steel Dynamics Inc	389,289
13,771	Valspar Corp	722,840

		8,179,238

Communications — 4.63%
9,260	ADTRAN Inc	279,559
8,303	AMC Networks Inc Class A (a)	295,172
14,158	AOL Inc (a)	397,557
14,545	Ciena Corp (a)	238,102
7,244	Equinix Inc (a)(c)	1,272,408
6,781	FactSet Research Systems Inc	630,226
7,305	General Cable Corp (a)	189,492
7,079	John Wiley & Sons Inc Class A	346,800
8,926	Lamar Advertising Co Class A (a)	255,283
5,490	Meredith Corp (d)	175,351
9,738	NeuStar Inc Class A (a)	325,249
16,757	New York Times Co Class A (a)	130,705
6,574	Plantronics Inc	219,572
27,049	Polycom Inc (a)	284,555
16,117	Rackspace Hosting Inc (a)	708,181
40,891	RF Micro Devices Inc (a)	173,787
3,462	Scholastic Corp	97,490
13,959	Telephone & Data Systems Inc	297,187
56,782	Tellabs Inc	189,084
24,901	TIBCO Software Inc (a)	745,038
22,734	tw telecom inc (a)	583,354
12,477	ValueClick Inc (a)	204,498

		8,038,650

Consumer, Cyclical — 12.82%
11,092	Advance Auto Parts Inc	756,696
12,370	Aeropostale Inc (a)	220,557
10,765	Alaska Air Group Inc (a)	386,464
29,601	American Eagle Outfitters Inc	584,028
7,564	ANN Inc (a)	192,806
16,883	Arrow Electronics Inc (a)	553,931
20,504	Ascena Retail Group Inc (a)	381,785
6,559	Bally Technologies Inc (a)	306,043
6,148	Barnes & Noble Inc (a)(d)	101,196

Shares		Value

Consumer, Cyclical — (continued)
4,526	Bob Evans Farms Inc	$181,945
10,915	Brinker International Inc	347,861
7,760	Carter’s Inc (a)	408,176
8,201	Cheesecake Factory Inc (a)	262,104
25,397	Chico’s FAS Inc	376,891
15,483	Cinemark Holdings Inc	353,787
9,484	Collective Brands Inc (a)	203,147
15,400	Copart Inc (a)	364,826
5,839	Deckers Outdoor Corp (a)(d)	256,974
14,267	Dick’s Sporting Goods Inc	684,816
11,055	Dreamworks Animation SKG Inc Class A (a)(d)	210,708
22,879	Foot Locker Inc	699,640
9,280	Guess? Inc	281,834
14,757	Hanesbrands Inc (a)	409,212
8,206	Herman Miller Inc	151,975
7,081	HNI Corp	182,336
5,954	HSN Inc	240,244
23,055	Ingram Micro Inc Class A (a)	402,771
3,885	International Speedway Corp Class A	101,709
34,831	JetBlue Airways Corp (a)	184,604
11,006	KB Home (d)	107,859
6,169	Life Time Fitness Inc (a)	286,920
22,241	LKQ Corp (a)	742,849
5,790	MDC Holdings Inc	189,159
8,646	Mohawk Industries Inc (a)	603,750
6,985	MSC Industrial Direct Co Inc Class A	457,867
765	NVR Inc (a)	650,250
42,477	Office Depot Inc (a)	91,750
13,903	Oshkosh Corp (a)	291,268
9,225	Owens & Minor Inc	282,562
4,489	Panera Bread Co Class A (a)	625,946
16,339	PetSmart Inc (c)	1,113,993
10,364	Polaris Industries Inc	740,819
10,617	PVH Corp (c)	825,896
15,283	RadioShack Corp (d)	58,687
8,982	Regis Corp	161,317
24,189	Saks Inc (a)(d)	257,613
9,422	Scientific Games Corp Class A (a)	80,558
12,515	Signet Jewelers Ltd	550,785
9,201	Tempur-Pedic International Inc (a)	215,211
6,119	Thor Industries Inc	167,722
22,164	Toll Brothers Inc (a)	658,936
10,864	Tractor Supply Co (c)	902,364
5,590	Under Armour Inc Class A (a)	528,143
5,865	Warnaco Group Inc (a)	249,732
4,482	Watsco Inc	330,772
45,159	Wendy’s Co	213,150
15,049	Williams-Sonoma Inc	526,264
7,806	WMS Industries Inc (a)	155,730
10,876	World Fuel Services Corp	413,614

		22,270,552

Consumer, Non-cyclical — 18.33%
10,994	Aaron’s Inc	311,240
7,592	Alliance Data Systems Corp (a)(c)	1,024,920
7,334	AMERIGROUP Corp (a)	483,384

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
2,998	Bio-Rad Laboratories Inc Class A (a)	$299,830
7,360	Brink’s Co	170,605
7,638	Catalyst Health Solutions Inc (a)	713,695
7,446	Charles River Laboratories International Inc (a)	243,931
20,937	Church & Dwight Co Inc (c)	1,161,375
13,776	Community Health Systems Inc (a)	386,141
16,971	Convergys Corp	250,662
7,153	Cooper Cos Inc	570,523
16,207	CoreLogic Inc (a)	296,750
5,185	Corporate Executive Board Co	211,963
15,127	Corrections Corp of America	445,490
8,393	Covance Inc (a)	401,605
7,218	Deluxe Corp	180,017
17,707	Endo Health Solutions Inc (a)	548,563
17,073	Flowers Foods Inc	396,606
6,118	FTI Consulting Inc (a)	175,892
14,087	Gartner Inc (a)	606,445
6,886	Gen-Probe Inc (a)	566,029
11,875	Global Payments Inc	513,356
19,750	Green Mountain Coffee Roasters Inc (a)(d)	430,155
7,152	Harris Teeter Supermarkets Inc	293,160
37,227	Health Management Associates Inc Class A (a)	292,232
12,673	Health Net Inc (a)	307,574
13,547	Henry Schein Inc (a)(c)	1,063,304
8,983	Hill-Rom Holdings Inc	277,126
17,795	Hillshire Brands Co (a)	515,877
12,427	HMS Holdings Corp (a)	413,943
39,934	Hologic Inc (a)	720,409
8,305	IDEXX Laboratories Inc (a)	798,360
11,528	Ingredion Inc	570,867
2,538	ITT Educational Services Inc (a)(d)	154,183
6,868	Korn/Ferry International (a)	98,556
3,031	Lancaster Colony Corp	215,837
12,874	Lender Processing Services Inc	325,455
7,024	LifePoint Hospitals Inc (a)	287,844
13,080	Lincare Holdings Inc	444,982
12,128	Manpower Inc	444,491
8,600	Masimo Corp (a)	192,468
3,906	Matthews International Corp Class A	126,906
9,054	Medicis Pharmaceutical Corp Class A	309,194
7,438	MEDNAX Inc (a)	509,801
18,203	Monster Worldwide Inc (a)	154,725
17,072	Omnicare Inc	533,159
3,804	Post Holdings Inc (a)	116,973
8,342	Ralcorp Holdings Inc (a)	556,745
11,753	Regeneron Pharmaceuticals Inc (a)(c)	1,342,428
8,575	Rent-A-Center Inc	289,320
21,548	ResMed Inc (a)	672,298
9,378	Rollins Inc	209,786
6,586	Scotts Miracle-Gro Co Class A	270,816
21,779	SEI Investments Co	433,184
31,972	Service Corp International	395,494
24,352	Smithfield Foods Inc (a)	526,734

Shares		Value

Consumer, Non-cyclical — (continued)
9,759	Sotheby’s	$325,560
8,773	STERIS Corp	275,209
1,688	Strayer Education Inc (d)	184,026
33,164	SUPERVALU Inc (d)	171,790
5,574	Techne Corp	413,591
6,180	Teleflex Inc	376,424
8,902	Thoratec Corp (a)	298,929
3,707	Tootsie Roll Industries Inc	88,449
7,706	Towers Watson & Co Class A	461,589
8,455	Tupperware Brands Corp	462,996
12,758	United Rentals Inc (a)	434,282
8,126	United Therapeutics Corp (a)	401,262
3,621	Universal Corp	167,761
14,624	Universal Health Services Inc Class B	631,172
6,090	Valassis Communications Inc (a)(d)	132,457
12,672	VCA Antech Inc (a)	278,531
31,786	Vertex Pharmaceuticals Inc (a)(c)	1,777,473
6,528	WellCare Health Plans Inc (a)	345,984
5,888	Wright Express Corp (a)	363,407

		31,844,300

Energy — 4.73%
31,219	Arch Coal Inc (d)	215,099
8,616	Atwood Oceanics Inc (a)	326,029
6,959	Bill Barrett Corp (a)	149,062
3,017	CARBO Ceramics Inc (d)	231,494
12,941	Cimarex Energy Co	713,308
11,432	Dresser-Rand Group Inc (a)	509,181
5,001	Dril-Quip Inc (a)	328,016
10,902	Energen Corp	492,007
17,428	Forest Oil Corp (a)	127,747
15,322	Helix Energy Solutions Group Inc (a)	251,434
31,177	HollyFrontier Corp (c)	1,104,601
8,976	Northern Oil & Gas Inc (a)	143,077
16,343	Oceaneering International Inc	782,176
7,803	Oil States International Inc (a)	516,559
23,655	Patterson-UTI Energy Inc	344,417
19,453	Plains Exploration & Production Co (a)	684,357
18,112	Quicksilver Resources Inc (a)(d)	98,167
9,701	SM Energy Co	476,416
23,818	Superior Energy Services Inc (a)	481,838
6,348	Unit Corp (a)	234,178

		8,209,163

Financial — 21.17%
7,748	Affiliated Managers Group Inc (a)	848,019
6,422	Alexander & Baldwin Inc (a)	341,972
9,372	Alexandria Real Estate Equities Inc REIT	681,532
2,198	Alleghany Corp (a)	746,770
11,290	American Campus Communities Inc REIT	507,824
11,012	American Financial Group Inc	432,001
30,844	Apollo Investment Corp	236,882
17,864	Arthur J Gallagher & Co	626,490

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Financial — (continued)
10,884	Aspen Insurance Holdings Ltd	$314,548
25,137	Associated Banc-Corp	331,557
12,533	Astoria Financial Corp	122,823
11,663	BancorpSouth Inc	169,347
6,926	Bank of Hawaii Corp	318,250
23,346	BioMed Realty Trust Inc REIT	436,103
11,585	BRE Properties Inc REIT	579,482
17,548	Brown & Brown Inc	478,534
12,112	Camden Property Trust REIT	819,619
12,177	Cathay General Bancorp	201,042
13,243	CBOE Holdings Inc	366,566
7,105	City National Corp	345,161
11,905	Commerce Bancshares Inc	451,200
10,946	Corporate Office Properties Trust REIT	257,340
9,274	Cullen/Frost Bankers Inc	533,162
40,247	Duke Realty Corp REIT	589,216
21,431	East West Bancorp Inc	502,771
17,478	Eaton Vance Corp	471,032
8,675	Equity One Inc REIT	183,910
5,312	Essex Property Trust Inc REIT	817,623
8,000	Everest Re Group Ltd (c)	827,920
9,637	Federal Realty Investment Trust REIT (c)	1,003,115
33,635	Fidelity National Financial Inc Class A	647,810
16,114	First American Financial Corp	273,293
53,345	First Niagara Financial Group Inc	408,089
16,651	FirstMerit Corp	275,075
30,577	Fulton Financial Corp	305,464
4,097	Greenhill & Co Inc	146,058
12,834	Hancock Holding Co	390,667
6,536	Hanover Insurance Group Inc	255,754
15,004	HCC Insurance Holdings Inc	471,126
11,193	Highwoods Properties Inc REIT	376,644
7,359	Home Properties Inc REIT	451,548
18,689	Hospitality Properties Trust REIT	462,927
8,283	International Bancshares Corp	161,684
27,691	Janus Capital Group Inc	216,544
21,741	Jefferies Group Inc	282,416
6,614	Jones Lang LaSalle Inc	465,427
7,293	Kemper Corp	224,260
17,717	Liberty Property Trust REIT	652,694
19,980	Macerich Co REIT (c)	1,179,819
13,297	Mack-Cali Realty Corp REIT	386,544
5,506	Mercury General Corp	229,435
16,186	National Retail Properties Inc REIT	457,902
66,242	New York Community Bancorp Inc	830,012
39,256	Old Republic International Corp	325,432
16,025	Omega Healthcare Investors Inc REIT	360,563
6,259	Potlatch Corp REIT	199,912
7,223	Prosperity Bancshares Inc	303,583
12,273	Protective Life Corp	360,949
16,863	Raymond James Financial Inc	577,389
18,399	Rayonier Inc REIT	826,115
20,126	Realty Income Corp REIT	840,663
13,579	Regency Centers Corp REIT	645,953

Shares		Value

Financial — (continued)
11,134	Reinsurance Group of America Inc	$592,440
24,579	Senior Housing Properties Trust REIT	548,603
6,985	Signature Bank (a)	425,875
13,513	SL Green Realty Corp REIT (c)	1,084,283
6,494	StanCorp Financial Group Inc	241,317
6,693	SVB Financial Group (a)	393,013
116,083	Synovus Financial Corp	229,844
8,873	Taubman Centers Inc REIT	684,641
24,615	TCF Financial Corp	282,580
9,843	Trustmark Corp	240,957
37,761	UDR Inc REIT (c)	975,744
28,458	Valley National Bancorp (d)	301,655
13,067	Waddell & Reed Financial Inc Class A	395,669
16,229	Washington Federal Inc	274,108
11,221	Webster Financial Corp	243,047
18,325	Weingarten Realty Investors REIT	482,681
4,132	Westamerica Bancorporation	194,989
16,917	WR Berkley Corp	658,410

		36,783,418

Industrial — 17.32%
6,414	Acuity Brands Inc	326,537
16,236	AECOM Technology Corp (a)	267,082
14,680	AGCO Corp (a)	671,316
4,794	Alliant Techsystems Inc	242,433
24,222	AMETEK Inc (c)	1,208,920
10,059	Aptargroup Inc	513,512
21,894	Avnet Inc (a)	675,649
15,685	BE Aerospace Inc (a)	684,807
9,391	Carlisle Cos Inc	497,911
7,606	CLARCOR Inc	366,305
7,177	Clean Harbors Inc (a)	404,926
8,069	Con-way Inc	291,372
7,498	Crane Co	272,777
22,466	Donaldson Co Inc	749,690
9,867	Energizer Holdings Inc (a)	742,492
4,432	Esterline Technologies Corp (a)	276,335
26,716	Exelis Inc	263,420
24,120	Fortune Brands Home & Security Inc (a)	537,152
7,309	Gardner Denver Inc	386,719
6,777	GATX Corp	260,915
21,808	Gentex Corp	455,133
9,144	Graco Inc	421,356
5,471	Granite Construction Inc	142,848
4,712	Greif Inc Class A	193,192
12,237	Harsco Corp	249,390
8,939	Hubbell Inc Class B	696,706
7,533	Huntington Ingalls Industries Inc (a)	303,128
12,700	IDEX Corp	495,046
6,076	Itron Inc (a)	250,574
13,721	ITT Corp	241,490
13,601	JB Hunt Transport Services Inc	810,620
16,577	Kansas City Southern (c)	1,153,096
22,417	KBR Inc	553,924
12,116	Kennametal Inc	401,645

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

Industrial — (continued)
8,451	Kirby Corp (a)	$397,873
7,109	Landstar System Inc	367,677
7,723	Lennox International Inc	360,123
12,645	Lincoln Electric Holdings Inc	553,725
19,444	Louisiana-Pacific Corp (a)	211,551
6,898	Martin Marietta Materials Inc (d)	543,700
4,746	Mettler-Toledo International Inc (a)	739,664
4,532	Mine Safety Appliances Co	182,368
14,111	National Instruments Corp	379,021
8,560	Nordson Corp	439,042
14,834	Packaging Corp of America	418,912
14,960	Pentair Inc	572,669
6,302	Regal-Beloit Corp	392,363
10,675	Rock-Tenn Co Class A	582,321
10,010	Shaw Group Inc (a)	273,373
7,171	Silgan Holdings Inc	306,130
15,208	Sonoco Products Co	458,521
7,656	SPX Corp	500,090
5,968	Tech Data Corp (a)	287,479
16,801	Terex Corp (a)	299,562
7,405	Tidewater Inc	343,296
12,679	Timken Co	580,571
18,866	Trimble Navigation Ltd (a)(c)	868,025
12,226	Trinity Industries Inc	305,405
7,538	Triumph Group Inc	424,163
11,062	URS Corp	385,843
15,736	UTi Worldwide Inc	229,903
3,416	Valmont Industries Inc	413,234
21,542	Vishay Intertechnology Inc (a)	203,141
7,278	Wabtec Corp	567,757
18,635	Waste Connections Inc	557,559
6,787	Werner Enterprises Inc	162,141
8,677	Woodward Inc	342,221
7,470	Worthington Industries Inc	152,911
7,876	Zebra Technologies Corp Class A (a)	270,619

		30,081,371

Technology — 7.89%
6,040	ACI Worldwide Inc (a)	267,028
11,973	Acxiom Corp (a)	180,912
4,786	Advent Software Inc (a)	129,749
29,043	Allscripts Healthcare Solutions Inc (a)	317,440
14,048	ANSYS Inc (a)(c)	886,569
64,992	Atmel Corp (a)	435,446
18,903	Broadridge Financial Solutions Inc ADR	402,067
41,533	Cadence Design Systems Inc (a)	456,448
33,157	Compuware Corp (a)	308,029
7,121	Concur Technologies Inc (a)	484,940
17,494	Cree Inc (a)(d)	449,071
22,388	Cypress Semiconductor Corp	295,969
9,541	Diebold Inc	352,158
5,284	Fair Isaac Corp	223,408
19,325	Fairchild Semiconductor International Inc (a)	272,483
16,339	Informatica Corp (a)	692,120

Shares		Value

Technology — (continued)
21,123	Integrated Device Technology Inc (a)	$118,711
10,531	International Rectifier Corp (a)	210,515
19,709	Intersil Corp Class A	209,901
13,204	Jack Henry & Associates Inc	455,802
3,743	Mantech International Corp Class A	87,848
29,617	MEMC Electronic Materials Inc (a)	64,269
13,675	Mentor Graphics Corp (a)	205,125
12,131	MICROS Systems Inc (a)	621,107
18,357	MSCI Inc Class A (a)	624,505
23,985	NCR Corp (a)	545,179
18,074	Parametric Technology Corp (a)	378,831
13,733	QLogic Corp (a)	188,005
8,627	Quest Software Inc (a)	240,262
23,987	Riverbed Technology Inc (a)	387,390
16,807	Rovi Corp (a)	329,753
9,957	Semtech Corp (a)	242,154
6,197	Silicon Laboratories Inc (a)	234,866
28,610	Skyworks Solutions Inc (a)	783,056
10,509	Solera Holdings Inc	439,171
22,206	Synopsys Inc (a)	653,523
16,269	VeriFone Systems Inc (a)	538,341

		13,712,151

Utilities — 5.02%
16,742	Alliant Energy Corp	762,933
21,022	Aqua America Inc	524,709
13,612	Atmos Energy Corp	477,373
6,447	Black Hills Corp	207,400
9,222	Cleco Corp	385,756
23,006	Great Plains Energy Inc	492,558
14,615	Hawaiian Electric Industries Inc	416,820
7,224	IDACORP Inc	303,986
28,512	MDU Resources Group Inc	616,144
12,570	National Fuel Gas Co	590,539
35,635	NV Energy Inc	626,463
14,873	OGE Energy Corp	770,273
12,111	PNM Resources Inc	236,649
26,922	Questar Corp	561,593
16,982	UGI Corp	499,780
12,415	Vectren Corp	366,491
19,060	Westar Energy Inc	570,847
7,841	WGL Holdings Inc	311,680

		8,721,994

TOTAL COMMON STOCK — 96.62% (Cost $167,096,316)		$167,840,837

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 749,904	Undivided interest of 1.65% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21% dated 6/29/12, to be repurchased at $749,904 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	$749,904

997,082	Undivided interest of 3.76% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13% dated 6/29/12, to be repurchased at $997,082 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	997,082

999,872	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18% dated 6/29/12, to be repurchased at $999,872 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.	999,872

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 749,904	Undivided interest of 1.61% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19% dated 6/29/12, to be repurchased at $749,904 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.	$749,904
TOTAL SECURITIES LENDING COLLATERAL — 2.02% (Cost $3,496,762)		$3,496,762

SHORT TERM INVESTMENTS
1,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/02/2012	1,000,000
325,000	U.S. Treasury Bills(e)
	0.09%, 09/20/2012	324,938

TOTAL SHORT TERM INVESTMENTS — 0.76% (Cost $1,324,938)		$1,324,938

TOTAL INVESTMENTS — 99.40% (Cost $171,918,016)		$172,662,537

OTHER ASSETS & LIABILITIES, NET — 0.60%		$1,050,540

TOTAL NET ASSETS — 100.00%		$173,713,077

(a)	Non-income producing security.
(b)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $255,288 and $281,597, respectively, representing 0.16% of net assets.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	A portion or all of the security is on loan at June 29, 2012.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 29, 2012, the Portfolio held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mid 400® Emini Long Futures	62	USD	$5,824,900	September 2012	$200,758

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim S&P Midcap 400® Index Portfolio

ASSETS:
Investments in securities, market value (including $3,394,590 of securities on loan)(a)	$172,662,537
Cash	3,118,657
Dividends receivable	162,057
Subscriptions receivable	202,786
Receivable for investments sold	1,614,513
Variation margin on futures contracts	164,206

Total Assets	177,924,756

LIABILITIES:
Payable to investment adviser	78,247
Payable upon return of securities loaned	3,496,762
Redemptions payable	86,973
Payable for investments purchased	549,697

Total Liabilities	4,211,679

NET ASSETS	$173,713,077

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,689,638
Paid-in capital in excess of par	169,490,216
Net unrealized appreciation on investments and futures contracts	945,279
Undistributed net investment income	163,285
Accumulated net realized gain on investments and futures contracts	1,424,659

TOTAL NET ASSETS	$173,713,077

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	16,896,376

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.28

(a) Cost of investments	$171,918,016

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim S&P Midcap 400® Index Portfolio

INVESTMENT INCOME:
Interest	$571
Income from securities lending	29,742
Dividends	1,098,791

Total Income	1,129,104

EXPENSES:
Management fees	449,345

Total Expenses	449,345

NET INVESTMENT INCOME	679,759

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	981,729
Net realized gain on futures contracts	149,223
Change in net unrealized appreciation on investments	6,429,605
Change in net unrealized appreciation on futures contracts	102,832

Net Realized and Unrealized Gain on Investments and Futures Contracts	7,663,389

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,343,148

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim S&P Midcap 400® Index Portfolio	2012 (Unaudited)	2011 (a)

OPERATIONS:
Net investment income	$679,759	$731,288
Net realized gain on investments	981,729	570,251
Net realized gain (loss) on futures contracts	149,223	(212,688)
Change in net unrealized appreciation (depreciation) on investments	6,429,605	(5,685,083)
Change in net unrealized appreciation on futures contracts	102,832	97,926

Net Increase (Decrease) in Net Assets Resulting from Operations	8,343,148	(4,498,306)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(516,474)	(795,143)

Total Distributions	(516,474)	(795,143)

CAPITAL SHARE TRANSACTIONS:
Shares sold	62,758,576	132,201,082
Shares issued in reinvestment of distributions	516,474	795,143
Shares redeemed	(10,104,135)	(14,987,288)

Net Increase in Net Assets Resulting from Capital Share Transactions	53,170,915	118,008,937

Total Increase in Net Assets	60,997,589	112,715,488

NET ASSETS:
Beginning of period	112,715,488	—

End of period (b)	$173,713,077	$112,715,488

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	6,054,543	13,200,247
Shares issued in reinvestment of distributions	51,442	82,260
Shares redeemed	(968,994)	(1,523,122)

Net Increase	5,136,991	11,759,385

(a) The Portfolio’s inception date was January 20, 2011.
(b) Including undistributed net investment income:	$163,285	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHT

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

Maxim S&P Midcap 400® Index Portfolio - Initial Class	Period Ended June 29, 2012 (Unaudited)		Year Ended December 31, 2011 (a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.59		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.07
Net realized and unrealized gain (loss)	0.68		(0.41)

Total Income (Loss) From Investment Operations	0.72		(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.07)

Total Distributions	(0.03)		(0.07)

NET ASSET VALUE, END OF PERIOD	$10.28		$9.59

TOTAL RETURN(b)	7.53%	(c)	(3.36%	)(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$173,713		$112,715
Ratio of expenses to average net assets	0.60%	(d)	0.60%	(d)
Ratio of net investment income to average net assets	0.91%	(d)	0.86%	(d)
Portfolio turnover rate	6%	(c)	16%	(c)

(a)	The Portfolio’s inception date was January 20, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim S&P Midcap 400® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$164,585,027	$—	$—	$164,585,027
Foreign Common Stock	3,255,810	—	—	3,255,810
Securities Lending Collateral	—	3,496,762	—	3,496,762
Short Term Investments	—	1,324,938	—	1,324,938
Derivative Investments:
Futures Contracts	200,758	—	—	200,758

Total Investments(a)	$168,041,595	$4,821,700	$0	$172,863,295

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal and State tax returns remain open for the fiscal year ended 2011.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $60,758,753 and $8,599,595, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $172,124,380. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,232,866 and gross depreciation of securities in which there was an excess of tax cost over value of $14,694,709 resulting in net appreciation of $538,157.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

Valuation of derivative instruments for the period ended June 29, 2012 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

futures contracts	Variation margin on futures contracts	$164,206

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

futures contracts	Net realized gain on futures contracts	$149,223	Change in net unrealized appreciation on futures contracts	$102,832

The number of futures contracts held at June 29, 2012 is higher than the average outstanding during the period. As of June 29, 2012, the Portfolio held 62 futures contracts. The average number of futures contracts outstanding during the period was 35.

6.  SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $3,394,590 and received collateral of $3,496,762 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against the index the Portfolio is designed to track. Due to the Portfolio’s recent inception in January 2011, this information only included a performance comparison for the fourth quarter ended December 31, 2011. The Board noted that the Portfolio trailed the index for this period. The Board determined that underperformance was a result of the Portfolio’s expenses and, therefore concluded it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fees were at the higher end of the range of management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was at the higher end in comparison to the similar funds. The Board further noted that the Portfolio’s expense ratio was higher than the median expense ratio for the applicable Morningstar fund category. However, the Board took into account the small size of the Portfolio as compared to its peers and also considered that the Portfolio’s total expense ratio was within the range of those of similar funds, even though the Portfolio had an expense ratio that was at the higher end of the range. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Adviser was generally the result of arms-length negotiations given that the Sub-Adviser is not an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and by the Sub-Adviser. The Board requested and reviewed the financial statements and profitability information from MCM and the Sub-Adviser. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the

Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM or the Sub-Adviser. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.    INVESTMENTS.

(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012